Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended
		Oct. 12, 2018	Jul. 31, 2019	Jul. 31, 2026	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000204809
Account Value [Line Items]
Line Graph and Table Measure Name				KBI Global Investors Aquarius Fund, Institutional Shares
Accumulated Value		$ 100,000	$ 103,749		$ 108,505	$ 159,347	$ 145,630	$ 163,340	$ 188,942	$ 202,184	$ 216,960
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]			MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 100,000	$ 107,711		$ 115,465	$ 153,778	$ 137,656	$ 155,427	$ 181,879	$ 210,751	$ 257,348

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).